Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Net earnings from continuing operations	$ 446,949	$ 16,140
Adjustments:
Depreciation, depletion and amortization	126,374	102,046
Reclamation expense	23,347	53,581
Share-based compensation expense	1,364	20,348
Finance costs	4,762	13,818
Inventory impairment	377	13,588
Gain on sale of Greenstone Partnership	97,274	(0)
Income tax (recovery) expense	(44,015)	7,709
Income taxes (paid) refunded	(17,182)	18,490
Impairment reversal	(160,000)	0
Other	(1,023)	4,082
Cash flows from (used in) operations before changes in working capital	283,679	249,802
Changes in working capital	(12,771)	22,588
Cash provided by operating activities from continuing operations	270,908	272,390
Cash provided by operating activities from discontinued operations	143,853	657,625
Cash provided by operating activities	414,761	930,015
Investing activities
Property, plant and equipment additions	(92,500)	(103,563)
Proceeds from sale of Greenstone Partnership	210,291	0
Proceeds from disposition of marketable securities	0	4,372
Proceeds from disposition of fixed assets	11,868	0
Decrease in restricted cash	2,660	25,246
Decrease (increase) in other assets	188	(690)
Cash provided by (used in) investing activities from continuing operations	132,507	(74,635)
Cash used in investing activities from discontinued operations	(96,081)	(228,741)
Cash provided by (used in) investing activities	36,426	(303,376)
Financing activities
Dividends paid	(45,044)	(39,757)
Debt drawdown	0	250,000
Debt repayment	0	(327,472)
Payment of borrowing costs	(2,654)	(8,515)
Repayment of lease obligations	(6,476)	(6,037)
Proceeds from common shares issued	5,037	7,793
Cash used in financing activities	(49,137)	(123,988)
Increase in cash during the period	402,050	502,651
Cash at beginning of the period	545,180	42,717
Reclassified to assets held-for-sale	0	(188)
Cash at end of the period	$ 947,230	$ 545,180